Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Schedule of Intangible Assets Net [Abstract]
Land use right, cost	$ 814,388	$ 910,808
Customer relationship (Note 14)	7,887,546	8,822,973
Trademark	9,859	11,027
Software, cost	1,008,329	1,127,710
Total	9,720,122	10,872,518
Less: accumulated amortization	(1,425,479)	(771,113)
Intangible assets, net	$ 8,294,643	$ 10,101,405